14. Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other operating income and expense

Miscellaneous non-interest income for the years ended December 31, 2014, 2013 and 2012 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2014	2013	2012
Visa debit card income	$3,170	2,990	2,092
Net appraisal management fee income	$525	718	737
Insurance and brokerage commissions	$701	661	517

Other non-interest expense for the years ended December 31, 2014, 2013 and 2012 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2014	2013	2012
Advertising	$804	685	695
FDIC insurance	$739	864	894
Visa debit card expense	$905	823	729
Telephone	$574	570	554
Foreclosure/OREO expense	$317	356	677
Internet banking expense	$644	568	593
FHLB advance prepayment penalty	$869	530	-
Consulting	$609	468	499
NC Tax Credit Amortization	$870	160	-